DEFINED CONTRIBUTION PLANS EXPENSE (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Contributions made by Company	$ 5,000	$ 5,100	$ 4,900